RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

12. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment. Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties. Transactions with related parties are as follows:

(a) During the year ended August 31, 2023, $314 (August 31, 2022 - $314) was paid or accrued to independent directors for directors' fees and services.

(b) During the year ended August 31, 2023, the Company paid or accrued payments of $53 (August 31, 2022 - $57) from West Vault Mining Inc., for accounting and administrative services. The Company and West Vault Mining have one officer in common.

(c) In May 2018, Deepkloof made a strategic investment in the Company by way of participation in a public offering and a private placement. Through the terms of the May 2018 private placement, HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest. HCI has exercised its right to nominate one person to the board of directors. As of August 31, 2023, HCI's ownership of the Company was reported at 24,837,349 common shares, representing a 24.8% interest in the Company. Subsequent to year end, HCI subscribed to a private placement of 2,118,645 common shares at US$1.18 per share for gross proceeds to the Company of $2.5 million, (see Subsequent Events (Note 20) for further details).

(d) During the year ended August 31, 2022, the Company purchased and cancelled, on a private placement basis, the outstanding principal balance of $8 million of the Convertible Notes from affiliates of Franklin Templeton Investments (See Note 7 for further details).

Key Management Compensation

The remuneration the CEO, CFO and other key management personnel and the directors during the years ended August 31, 2023 to 2021 is as follows:

Year ended	August 31, 2023	August 31, 2022	August 31, 2021
Salaries	$889	$899	$1,236
Severance[1]	-	-	828
Directors' fees	314	289	241
Share-based payments - management	1,359	1,882	2,556
Share-based payments - directors[2]	14	(465)	617
Total	$2,576	$2,605	$5,478

[1]During fiscal 2021, the Company's former President and CEO resigned from the Company.

[2]Share-based payments - directors, includes the revaluation of fully vested DSU's